Off-balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 104,414,369	$ 105,928,657
Documentary Export and Import Credits	3,926,770	11,583,342
Guarantees Granted	73,166,630	22,478,015
Liabilities for Foreign Trade Operations	$ 3,343,274	$ 1,699,613